Dreyfus Global Emerging Markets Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 19 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Global Emerging Markets Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
Redemption fee (as a percentage of amount redeemed, charged only when selling shares you have owned for less than 60 days)	2.00%		2.00%	2.00%	2.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Global Emerging Markets Fund		Class A	Class C	Class I	Class Y
Management fees		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)	[1]	0.75%	0.75%	0.50%	0.40%
Total annual fund operating expenses		1.75%	2.50%	1.50%	1.40%
Fee waiver and/or expense reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.60%	2.35%	1.35%	1.35%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35%. On or after March 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Global Emerging Markets Fund (USD $)	1 Year	3 Years
Class A	728	1,081
Class C	338	764
Class I	137	459
Class Y	137	438

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Global Emerging Markets Fund (USD $)	1 Year	3 Years
Class A	728	1,081
Class C	238	764
Class I	137	459
Class Y	137	438

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.  The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index), the fund's benchmark index.  The MSCI® EM Index is a free float-adjusted, market-capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East.  The fund also may invest in companies organized or with their principal place of business, or majority of assets or business, in developed markets and pre-emerging markets, also known as frontier markets.  The fund may invest in equity securities of companies with any market capitalization.

Newton Capital Management Limited, an affiliate of The Dreyfus Corporation, is the fund's subadviser.  Newton employs a fundamental bottom-up investment process that emphasizes quality, return on capital employed and governance.  The process of identifying investment ideas begins by identifying a core list of investment themes.  These themes are based primarily on observable global economic, industrial, or social trends that Newton believes will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others.  Newton then identifies specific companies using investment themes to help focus on areas where thematic and strategic research indicates positive returns are likely to be achieved.

The fund's portfolio managers typically consider selling a security as a result of one or more of the following:

●	a change in investment theme or strategy;

●	profit-taking;

●	a significant change in the prospects of the company;

●	price movement and market activity have created an excessive valuation; or

●	unfavorable relative risk/reward balance versus other opportunities.

The fund may, but is not required to, use derivative or other strategic instruments, principally options, futures and options on futures, contracts for difference, forward contracts and swap agreements (including total return swap agreements), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the fund.  To the extent such instruments have similar economic characteristics to equity securities as described in the fund's policy with respect to the investment of 80% of its net assets, these investments will be considered investments included within such policy.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

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Risks of stock investing.  Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

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Country, industry and market sector risk.  The fund may significantly overweight or underweight, relative to the MSCI® EM Index, certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

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Foreign investment risk.  To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

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Emerging market risk.  The securities of issuers located in emerging markets tend to be more volatile and less liquid than the securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.  The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

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Frontier market risk.  The risks associated with investments in frontier market countries include all the risks described above for investments in foreign securities and emerging markets, although the risks are magnified for frontier market countries.  Because frontier markets are among the smallest, least mature and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets.  Frontier market countries have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets.

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Foreign currency risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

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Growth and value stock risk.  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

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Market capitalization risk (small-, mid- and large-cap stock risk).  To the extent the fund emphasizes small-, mid-, or large-cap stocks, it will assume the associated risks.  To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.  These companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

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Derivatives risk.  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.  Derivatives can be highly volatile, illiquid and difficult to value.  Certain types of derivatives, including contracts for difference, swap agreements, forward contracts and over-the-counter options, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

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Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.  Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

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Non-diversification risk.  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
As a new fund, past performance information is not available for the fund as of the date of this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Within a reasonable period of time after the fund commences operations, performance information will be available at www.dreyfus.com.